SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Offering Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Transaction Costs	$ 15,851,828
Underwriting fees	5,520,000
Deferred underwriting fees	9,660,000	$ 9,660,000
Other offering costs	$ 671,828